BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2020

	Shares	Value
COMMON STOCKS - 97.9%
AUSTRALIA - 5.1%
Airports - 1.8%
Sydney Airport	895,153	$3,801,243
Toll Roads - 3.3%
Transurban Group	679,270	6,935,961
Total AUSTRALIA		10,737,204
BRAZIL - 3.0%
Ports - 1.0%
Hidrovias do Brasil SA (n)	1,674,488	2,161,726
Rail - 2.0%
Rumo SA (n)	1,224,706	4,160,934
Total BRAZIL		6,322,660
CANADA - 7.9%
Pipelines - 5.6%
Enbridge, Inc.	316,600	9,249,176
Pembina Pipeline Corp.	121,500	2,578,641
Total Pipelines		11,827,817
Rail - 2.3%
Canadian Pacific Railway Ltd.	16,000	4,867,110
Total CANADA		16,694,927
CHINA - 1.8%
Gas Utilities - 0.8%
China Gas Holdings Ltd.	552,106	1,579,962
Water - 1.0%
Guangdong Investment Ltd.	1,344,600	2,137,891
Total CHINA		3,717,853
FRANCE - 2.7%
Renewables/Electric Generation - 1.6%
Engie SA (n)	253,000	3,380,990
Toll Roads - 1.1%
Getlink SE (n)	166,300	2,252,761
Total FRANCE		5,633,751
GERMANY - 2.1%
Renewables/Electric Generation - 2.1%
RWE Ag	120,823	4,524,771
Total GERMANY		4,524,771
HONG KONG - 2.6%
Rail - 0.9%
MTR Corporation Ltd.	400,788	1,989,074
Renewables/Electric Generation - 1.4%
CLP Holdings Ltd.	316,779	2,957,847
Water - 0.3%
China Water Affairs Group Ltd.	730,496	575,430
Total HONG KONG		5,522,351
ITALY - 5.4%
Communications - 2.3%
Infrastrutture Wireless Italiane SpA (e)	426,600	4,706,404
Renewables/Electric Generation - 1.9%
Enel SpA	461,355	4,002,700
Toll Roads - 1.2%
Atlantia SpA (n)	166,113	2,601,555
Total ITALY		11,310,659
JAPAN - 3.0%
Airports - 0.4%
Japan Airport Terminal Company Ltd.	18,960	839,974
Rail - 1.2%
East Japan Railway Company	42,000	2,582,946
Renewables/Electric Generation - 1.4%
Chubu Electric Power Company, Inc.	235,700	2,866,927
Total JAPAN		6,289,847
MEXICO - 3.5%
Airports - 2.3%
Grupo Aeroportuario del Pacifico SAB de CV	590,502	4,737,582
Toll Roads - 1.2%
Promotora y Operadora de Infraestructura SAB de CV (n)	361,711	2,543,911
Total MEXICO		7,281,493
SPAIN - 2.5%
Communications - 1.6%
Cellnex Telecom SA (e)	57,249	3,475,187
Toll Roads - 0.9%
Ferrovial SA	74,267	1,803,987
Total SPAIN		5,279,174
SWITZERLAND - 2.6%
Airports - 2.6%
Flughafen Zurich AG (n)	39,800	5,461,037
Total SWITZERLAND		5,461,037
UNITED KINGDOM - 5.1%
Electricity Transmission & Distribution - 3.7%
National Grid PLC	679,232	7,801,802
Water - 1.4%
Pennon Group PLC	218,200	2,903,045
Total UNITED KINGDOM		10,704,847
UNITED STATES - 50.6%
Communications - 8.6%
American Tower Corp.	50,034	12,094,719
SBA Communications Corp.	19,000	6,051,120
Total Communications		18,145,839
Electricity Transmission & Distribution - 5.6%
PG&E Corp. (n)	597,867	5,613,971
Sempra Energy	52,905	6,261,836
Total Electricity Transmission & Distribution		11,875,807
Gas Utilities - 2.4%
NiSource, Inc.	231,600	5,095,200
Midstream - 3.4%
Cheniere Energy, Inc. (n)	64,700	2,993,669
The Williams Companies, Inc.	216,200	4,248,330
Total Midstream		7,241,999
Rail - 3.0%
CSX Corp.	81,000	6,291,270
Renewables/Electric Generation - 23.8%
Ameren Corp.	91,400	7,227,912
American Electric Power Company, Inc.	68,600	5,606,678
CMS Energy Corp.	73,373	4,505,836
Entergy Corp.	50,734	4,998,821
FirstEnergy Corp.	121,400	3,485,394
NextEra Energy, Inc.	63,300	17,569,548
Xcel Energy, Inc.	97,400	6,721,574
Total Renewables/Electric Generation		50,115,763
Water - 3.8%
American Water Works Company, Inc.	54,700	7,924,936
Total UNITED STATES		106,690,814
Total COMMON STOCKS
(Cost $194,614,943)		206,171,388
Total Investments - 97.9%
(Cost $194,614,943)		206,171,388
Other Assets in Excess of Liabilities - 2.1%		4,474,356
TOTAL NET ASSETS - 100.0%		$210,645,744
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the total value of all such securities was
$8,181,591 or 3.9% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2020:

Brookfield Global Listed Infrastructure Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$10,737,204	$-	$10,737,204
Brazil	6,322,660	-	-	6,322,660
Canada	16,694,927	-	-	16,694,927
China	-	3,717,853	-	3,717,853
France	-	5,633,751	-	5,633,751
Germany	-	4,524,771	-	4,524,771
Hong Kong	-	5,522,351	-	5,522,351
Italy	-	11,310,659	-	11,310,659
Japan	-	6,289,847	-	6,289,847
Mexico	7,281,493	-	-	7,281,493
Spain	-	5,279,174	-	5,279,174
Switzerland	-	5,461,037	-	5,461,037
United Kingdom	-	10,704,847	-	10,704,847
United States	106,690,814	-	-	106,690,814
Total	$136,989,894	$69,181,494	$-	$206,171,388

For further information regarding security characteristics of each Fund, see the Schedule of Investments.